Post-employment benefits - Summary of Sensitivity Analysis for Unfunded Plans (Details) - Unfunded - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Discount rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.50%
Sensitivity analysis, basis point decrease	0.50%
Increase of 25 basis points	$ (5)	$ (4)
Decrease of 25 basis points	$ 6	4
Expected rates of salary increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.50%
Sensitivity analysis, basis point decrease	0.50%
Increase of 25 basis points	$ 6	4
Decrease of 25 basis points	$ (5)	$ (4)